Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 5,751,327
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	230,468
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	252,969
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	298,483
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	328,958
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	377,022
Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 4,263,427